Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2012
Supplement [Text Block]	gst9_SupplementTextBlock

Goldman Sachs Trust

Goldman Sachs Single Country Funds

Class A, Class C, Institutional and Class IR Shares of

Goldman Sachs Brazil Equity Fund

Goldman Sachs India Equity Fund

Goldman Sachs Korea Equity Fund

Supplement dated October 18, 2012 to the

Prospectus (“Prospectus”) and Summary Prospectuses dated February 28, 2012, as amended to date

On October 18, 2012, the Board of Trustees of the Goldman Sachs Trust (the “Trust”) approved a proposal to liquidate three series of the Trust, the Goldman Sachs Brazil Equity Fund, Goldman Sachs India Equity Fund and Goldman Sachs Korea Equity Fund (each, a “Fund” and collectively, the “Funds”). After careful consideration of a number of factors, the Board concluded that it is in the best interest of each Fund's shareholders to liquidate each Fund. Each Fund will be liquidated pursuant to a Board-approved Plan of Liquidation on or about November 30, 2012 (the “Liquidation Date”). This date may be changed without notice at the discretion of the Trust's officers.

The “Investment Objective” section of each Fund's Summary Prospectus and the “Summary—Investment Objective” section of the Prospectus relating to each Fund is hereby amended by inserting the following sentence after the existing disclosure:

Effective October 18, 2012, the Fund may depart from its investment objective as it prepares to liquidate and distribute its assets to investors.

The “Principal Strategy” section of each Fund's Summary Prospectus and the “Summary—Principal Strategy” section of the Prospectus relating to each Fund is amended by inserting the following as the new first paragraph of the section:

Effective October 18, 2012, the Fund may depart from its principal investment strategies as described below as it prepares to liquidate and distribute its assets to investors.

Goldman Sachs Brazil Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst9_SupplementTextBlock

Goldman Sachs Trust

Goldman Sachs Single Country Funds

Class A, Class C, Institutional and Class IR Shares of

Goldman Sachs Brazil Equity Fund

Goldman Sachs India Equity Fund

Goldman Sachs Korea Equity Fund

Supplement dated October 18, 2012 to the

Prospectus (“Prospectus”) and Summary Prospectuses dated February 28, 2012, as amended to date

On October 18, 2012, the Board of Trustees of the Goldman Sachs Trust (the “Trust”) approved a proposal to liquidate three series of the Trust, the Goldman Sachs Brazil Equity Fund, Goldman Sachs India Equity Fund and Goldman Sachs Korea Equity Fund (each, a “Fund” and collectively, the “Funds”). After careful consideration of a number of factors, the Board concluded that it is in the best interest of each Fund's shareholders to liquidate each Fund. Each Fund will be liquidated pursuant to a Board-approved Plan of Liquidation on or about November 30, 2012 (the “Liquidation Date”). This date may be changed without notice at the discretion of the Trust's officers.

The “Investment Objective” section of each Fund's Summary Prospectus and the “Summary—Investment Objective” section of the Prospectus relating to each Fund is hereby amended by inserting the following sentence after the existing disclosure:

Effective October 18, 2012, the Fund may depart from its investment objective as it prepares to liquidate and distribute its assets to investors.

The “Principal Strategy” section of each Fund's Summary Prospectus and the “Summary—Principal Strategy” section of the Prospectus relating to each Fund is amended by inserting the following as the new first paragraph of the section:

Effective October 18, 2012, the Fund may depart from its principal investment strategies as described below as it prepares to liquidate and distribute its assets to investors.

Goldman Sachs India Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst9_SupplementTextBlock

Goldman Sachs Trust

Goldman Sachs Single Country Funds

Class A, Class C, Institutional and Class IR Shares of

Goldman Sachs Brazil Equity Fund

Goldman Sachs India Equity Fund

Goldman Sachs Korea Equity Fund

Supplement dated October 18, 2012 to the

Prospectus (“Prospectus”) and Summary Prospectuses dated February 28, 2012, as amended to date

On October 18, 2012, the Board of Trustees of the Goldman Sachs Trust (the “Trust”) approved a proposal to liquidate three series of the Trust, the Goldman Sachs Brazil Equity Fund, Goldman Sachs India Equity Fund and Goldman Sachs Korea Equity Fund (each, a “Fund” and collectively, the “Funds”). After careful consideration of a number of factors, the Board concluded that it is in the best interest of each Fund's shareholders to liquidate each Fund. Each Fund will be liquidated pursuant to a Board-approved Plan of Liquidation on or about November 30, 2012 (the “Liquidation Date”). This date may be changed without notice at the discretion of the Trust's officers.

The “Investment Objective” section of each Fund's Summary Prospectus and the “Summary—Investment Objective” section of the Prospectus relating to each Fund is hereby amended by inserting the following sentence after the existing disclosure:

Effective October 18, 2012, the Fund may depart from its investment objective as it prepares to liquidate and distribute its assets to investors.

The “Principal Strategy” section of each Fund's Summary Prospectus and the “Summary—Principal Strategy” section of the Prospectus relating to each Fund is amended by inserting the following as the new first paragraph of the section:

Effective October 18, 2012, the Fund may depart from its principal investment strategies as described below as it prepares to liquidate and distribute its assets to investors.

Goldman Sachs Korea Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst9_SupplementTextBlock

Goldman Sachs Trust

Goldman Sachs Single Country Funds

Class A, Class C, Institutional and Class IR Shares of

Goldman Sachs Brazil Equity Fund

Goldman Sachs India Equity Fund

Goldman Sachs Korea Equity Fund

Supplement dated October 18, 2012 to the

Prospectus (“Prospectus”) and Summary Prospectuses dated February 28, 2012, as amended to date

On October 18, 2012, the Board of Trustees of the Goldman Sachs Trust (the “Trust”) approved a proposal to liquidate three series of the Trust, the Goldman Sachs Brazil Equity Fund, Goldman Sachs India Equity Fund and Goldman Sachs Korea Equity Fund (each, a “Fund” and collectively, the “Funds”). After careful consideration of a number of factors, the Board concluded that it is in the best interest of each Fund's shareholders to liquidate each Fund. Each Fund will be liquidated pursuant to a Board-approved Plan of Liquidation on or about November 30, 2012 (the “Liquidation Date”). This date may be changed without notice at the discretion of the Trust's officers.

The “Investment Objective” section of each Fund's Summary Prospectus and the “Summary—Investment Objective” section of the Prospectus relating to each Fund is hereby amended by inserting the following sentence after the existing disclosure:

Effective October 18, 2012, the Fund may depart from its investment objective as it prepares to liquidate and distribute its assets to investors.

The “Principal Strategy” section of each Fund's Summary Prospectus and the “Summary—Principal Strategy” section of the Prospectus relating to each Fund is amended by inserting the following as the new first paragraph of the section:

Effective October 18, 2012, the Fund may depart from its principal investment strategies as described below as it prepares to liquidate and distribute its assets to investors.